RELATED PARTY TRANSACTIONS - Management Agreements (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) vessel $ / vessel	Jun. 30, 2018 USD ($)	Dec. 31, 2018 vessel $ / vessel
Related Party Transaction [Line Items]
Due from related parties	$ 6,344	$ 3,990
Due to related parties	696	0
Golden Opus Inc.
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 0	6
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Technical management fees expenses | $ / vessel	27,926		30,336
Related party transaction, expenses from transactions with related party	$ 1,674	1,707
Frontline Ltd
Related Party Transaction [Line Items]
Due from related parties	2,356	3,192
Ship Finance International Ltd
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	15,196	14,589
Revenue from related parties	443	360
Due from related parties	$ 2,589	91
Seateam
Related Party Transaction [Line Items]
Number of vessels under ship management | vessel	20		21
Related party transaction, expenses from transactions with related party	$ 1,818	1,901
United Freight Carriers LLC
Related Party Transaction [Line Items]
Due from related parties	0	163
Due to related parties	23	0
Seatankers Management Co, Ltd
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	2,621	10,855
Revenue from related parties	317	359
Due from related parties	660	538
Due to related parties	673	0
CCL
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	12	24
Revenue from related parties	2,816	1,308
Due from related parties	$ 739	$ 6